Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term investments
Cost Basis	$ 136,653	$ 240,273
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	0	2,715
Fair Value	136,653	242,988
Certificates of deposit
Short-term investments
Cost Basis		215,010
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax		0
Fair Value		215,010
U.S. dollar indexed bond funds
Short-term investments
Cost Basis		25,263
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax		2,715
Fair Value		27,978
Assets held in rabbi trusts
Long-term investments
Cost Basis	9,327	10,085
Unrealized Gain/(Loss)	444	292
Fair Value	$ 9,771	$ 10,377